Expense by Nature - Summary Of Detailed Information About Highest Paid Individuals Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Highest Paid Individuals [Line Items]
Wages, salaries and bonuses	¥ 4,848,665	¥ 7,089,254	¥ 8,816,261
Other social security costs, housing benefits and other employee benefits	2,108,047	3,034,815	4,104,994
Pension costs - defined contribution plans	762,071	1,228,684	1,706,977
Employee benefits expense	7,700,664	11,316,549	14,673,394
Highest Paid Individuals [Member]
Disclosure Of Detailed Information About Highest Paid Individuals [Line Items]
Wages, salaries and bonuses	14,070	9,114	10,044
Other social security costs, housing benefits and other employee benefits	1,533	2,717	2,819
Pension costs - defined contribution plans	195	157	149
Employee benefits expense	¥ 15,798	¥ 11,988	¥ 13,012